THE BUSINESS OF LIFE

                                                                           VUL-I

                                                              Variable Universal
                                                                  Life Insurance
                                                        From Connecticut General



                                                                   ANNUAL REPORT
                                                               December 31, 1997






[LOGO]

          TABLE OF CONTENTS

              SCHEDULE OF CHANGES IN UNIT VALUES

              CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
              FINANCIAL STATEMENTS

              FUND REPORTS:

                       AIM VARIABLE INSURANCE FUND, INC.
                       AIM V.I. CAPITAL APPRECIATION FUND
                       AIM V.I. DIVERSIFIED INCOME FUND
                       AIM V.I. GROWTH FUND
                       AIM V.I. VALUE FUND

                       CIGNA VARIABLE PRODUCTS GROUP
                       CIGNA VP MONEY MARKET FUND
                       CIGNA VP S&P 500 INDEX FUND

                       FIDELITY INVESTMENTS
                       VARIABLE INSURANCE PRODUCTS FUND
                       EQUITY-INCOME PORTFOLIO

                       VARIABLE INSURANCE PRODUCTS FUND II
                       ASSET MANAGER PORTFOLIO
                       INVESTMENT GRADE BOND PORTFOLIO

                       MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM-MFS EMERGING GROWTH SERIES
                       MFS TOTAL RETURN SERIES
                       MFS UTILITIES SERIES
                       MFS WORLD GOVERNMENTS SERIES

                       OCC ACCUMULATION TRUST
                       GLOBAL EQUITY PORTFOLIO
                       MANAGED PORTFOLIO
                       SMALL CAP PORTFOLIO

                       TEMPLETON VARIABLE PRODUCTS SERIES FUND
                       TEMPLETON ASSET ALLOCATION FUND
                       TEMPLETON INTERNATIONAL FUND
                       TEMPLETON STOCK FUND

                         VUL-1 VARIABLE UNIVERSAL LIFE
                       SCHEDULE OF CHANGES IN UNIT VALUES
                        PERIODS ENDED DECEMBER 31, 1997

                                                     DATE INITIALLY     12/31/96      12/31/97
                                                         FUNDED       ACCUMULATION  ACCUMULATION
SUB-ACCOUNT                                         (INCEPTION DATE)   UNIT VALUE    UNIT VALUE   % CHANGE
AIM V.I. Capital Appreciation Fund                       5/6/96       $  10.486698  $  11.808460    12.6
AIM V.I. Diversified Income Fund                        5/22/96          10.868038     11.794260     8.5
AIM V.I. Growth Fund                                    5/22/96          10.546548     13.274071    25.9
AIM V.I. Value Fund                                      5/6/96          11.316054     13.885620    22.7
CIGNA VP Money Market Fund                               5/6/96          10.274144     10.722041     4.4
CIGNA VP S&P 500 Index Fund                             5/23/97          10.000000*    11.516128    15.2
Fidelity VIP Equity-Income Portfolio                     5/6/96          10.953184     13.920599    27.1
Fidelity VIP II Asset Manager Portfolio                  7/1/96          10.747301     12.863847    19.7
Fidelity VIP II Investment Grade Bond Portfolio          5/6/96          10.615798     11.485826     8.2
MFS Emerging Growth Series                              5/23/97          10.000000*    11.530548    15.3
MFS Total Return Series                                 5/28/96          10.818148     13.018177    20.3
MFS Utilities Series                                    8/19/96          11.210158     14.646554    30.7
MFS World Governments Series                             5/6/96          10.546056     10.344227    (1.9)
OCC Global Equity Portfolio                              5/6/96          10.865525     12.290973    13.1
OCC Managed Portfolio                                   5/28/96          11.116268     13.486783    21.3
OCC Small Cap Portfolio                                 5/21/96          10.558285     12.804133    21.3
Templeton Asset Allocation Fund                          5/6/96          11.154447     12.783693    14.6
Templeton International Fund                            5/21/96          11.295688     12.769802    13.1
Templeton Stock Fund                                    5/22/96          11.095968     12.315766    11.0

* Accumulation Unit Value as of Inception Date, which was later than 12/31/96

Accumulation Unit Values are net of charges against the assets of the Variable Account for the assumption of mortality and expense risks.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

                                                                                                             FIDELITY
                                                                                        CIGNA VARIABLE         VIP
                                                                                        PRODUCTS GROUP      PORTFOLIO
                                    AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS            SUB-ACCOUNTS       SUB-ACCOUNT
                                --------------------------------------------------  ----------------------  ----------
                                  CAPITAL     DIVERSIFIED                             MONEY                  EQUITY-
                                APPRECIATION     INCOME       GROWTH      VALUE       MARKET     S&P 500      INCOME
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $  1,209,097  $    347,907  $1,634,620  $2,137,038  $  481,020  $  416,085  $1,467,346
Receivable from Connecticut
  General Life Insurance
  Company.....................         5,858       --            5,884      11,797      --          --          11,854
Receivable for fund shares
  sold........................       --            --           --          --             245      --          --
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------
    Total assets..............     1,214,955       347,907   1,640,504   2,148,835     481,265     416,085   1,479,200
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......       --            --           --          --             245      --          --
Payable for fund shares
  purchased...................         5,858       --            5,884      11,797      --          --          11,854
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------
    Total liabilities.........         5,858       --            5,884      11,797         245      --          11,854
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------
    Net assets................  $  1,209,097  $    347,907  $1,634,620  $2,137,038  $  481,020  $  416,085  $1,467,346
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------
                                ------------  ------------  ----------  ----------  ----------  ----------  ----------
Accumulation units
  outstanding.................       102,392        29,498     123,144     153,903      44,863      36,131     105,408
Net asset value per
  accumulation unit...........  $  11.808460  $  11.794260  $13.274071  $13.885620  $10.722041  $11.516128  $13.920599


                                   FIDELITY VIP II
                                PORTFOLIO SUB-ACCOUNTS
                                ----------------------
                                  ASSET     INVESTMENT
                                 MANAGER    GRADE BOND
                                ----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $  322,430  $  256,993
Receivable from Connecticut
  General Life Insurance
  Company.....................      --          --
Receivable for fund shares
  sold........................      --          --
                                ----------  ----------
    Total assets..............     322,430     256,993
                                ----------  ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......      --          --
Payable for fund shares
  purchased...................      --          --
                                ----------  ----------
    Total liabilities.........      --          --
                                ----------  ----------
    Net assets................  $  322,430  $  256,993
                                ----------  ----------
                                ----------  ----------
Accumulation units
  outstanding.................      25,065      22,375
Net asset value per
  accumulation unit...........  $12.863847  $11.485826

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
DECEMBER 31, 1997

                                                                                           OCC ACCUMULATION
                                            MFS SERIES SUB-ACCOUNTS                       TRUST SUB-ACCOUNTS
                                ------------------------------------------------  ----------------------------------
                                 EMERGING     TOTAL                     WORLD       GLOBAL
                                  GROWTH      RETURN     UTILITIES    GOVERNMENTS   EQUITY     MANAGED    SMALL CAP
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....  $  574,139  $  490,942  $    87,993   $   48,910  $  450,964  $  950,435  $  729,407
Receivable from
  Connecticut General Life
  Insurance Company...........      --          --          --            --          --          17,784      --
Receivable for fund shares
  sold........................          27      --          --            --          --          --              38
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Total assets..............     574,166     490,942       87,993       48,910     450,964     968,219     729,445
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------

LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......          27      --          --            --          --          --              38
Payable for fund shares
  purchased...................      --          --          --            --          --          17,784      --
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Total liabilities.........          27      --          --            --          --          17,784          38
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
    Net assets................  $  574,139  $  490,942  $    87,993   $   48,910  $  450,964  $  950,435  $  729,407
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
                                ----------  ----------  -----------   ----------  ----------  ----------  ----------
Accumulation units
  outstanding.................      49,793      37,712        6,008        4,728      36,691      70,472      56,967
Net asset value per
  accumulation unit...........  $11.530548  $13.018177  $ 14.646554   $10.344227  $12.290973  $13.486783  $12.804133

                                     TEMPLETON VARIABLE PRODUCTS
                                       SERIES FUND SUB-ACCOUNTS
                                --------------------------------------
                                    ASSET
                                 ALLOCATION     INTERNATIONAL   STOCK
                                -------------   ----------  ----------
ASSETS:
Investment in variable
  insurance funds at value....   $    676,332   $1,558,395  $  648,424
Receivable from
  Connecticut General Life
  Insurance Company...........       --              5,848      11,889
Receivable for fund shares
  sold........................       --             --          --
                                -------------   ----------  ----------
    Total assets..............        676,332    1,564,243     660,313
                                -------------   ----------  ----------
LIABILITIES:
Payable to Connecticut General
  Life Insurance Company......       --             --          --
Payable for fund shares
  purchased...................       --              5,848      11,889
                                -------------   ----------  ----------
    Total liabilities.........       --              5,848      11,889
                                -------------   ----------  ----------
    Net assets................   $    676,332   $1,558,395  $  648,424
                                -------------   ----------  ----------
                                -------------   ----------  ----------
Accumulation units
  outstanding.................         52,906      122,038      52,650
Net asset value per
  accumulation unit...........   $  12.783693   $12.769802  $12.315766

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                                 CIGNA VARIABLE
                                                                                 PRODUCTS GROUP
                                  AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS       SUB-ACCOUNTS
                                ---------------------------------------------  ------------------
                                  CAPITAL     DIVERSIFIED                       MONEY
                                APPRECIATION    INCOME      GROWTH    VALUE     MARKET   S&P 500*
                                ------------  -----------  --------  --------  --------  --------

INVESTMENT INCOME:
Dividends.....................  $       928   $      268   $  6,858  $ 17,630  $ 29,019  $ 7,320

EXPENSES:
Mortality and expense risk....        5,212        1,463      6,870     8,405     4,540      402
                                ------------  -----------  --------  --------  --------  --------
    Net investment gain
      (loss)..................       (4,284 )     (1,195 )      (12)    9,225    24,479    6,918
                                ------------  -----------  --------  --------  --------  --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........       11,932           --     51,743    54,124        --    7,320
Net realized gain (loss) on
  share transactions..........        1,490           66        375     1,561        --     (650)
                                ------------  -----------  --------  --------  --------  --------
    Net realized gain.........       13,422           66     52,118    55,685        --    6,670
Net unrealized gain (loss)....       64,842       18,333    114,550   112,220        --   (6,932)
                                ------------  -----------  --------  --------  --------  --------
    Net realized and
      unrealized gain (loss)
      on investments..........       78,264       18,399    166,668   167,905        --     (262)
                                ------------  -----------  --------  --------  --------  --------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $    73,980   $   17,204   $166,656  $177,130  $ 24,479  $ 6,656
                                ------------  -----------  --------  --------  --------  --------
                                ------------  -----------  --------  --------  --------  --------

                                 FIDELITY
                                    VIP        FIDELITY VIP II
                                 PORTFOLIO        PORTFOLIO
                                SUB-ACCOUNT      SUB-ACCOUNTS
                                -----------  --------------------
                                  EQUITY-     ASSET    INVESTMENT
                                  INCOME     MANAGER   GRADE BOND
                                -----------  --------  ----------
INVESTMENT INCOME:
Dividends.....................  $    6,926   $  3,086  $   2,535
EXPENSES:
Mortality and expense risk....       5,823        956        635
                                -----------  --------  ----------
    Net investment gain
      (loss)..................       1,103      2,130      1,900
                                -----------  --------  ----------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........      34,821      7,741         --
Net realized gain (loss) on
  share transactions..........         635        143         68
                                -----------  --------  ----------
    Net realized gain.........      35,456      7,884         68
Net unrealized gain (loss)....     126,200     12,884      5,634
                                -----------  --------  ----------
    Net realized and
      unrealized gain (loss)
      on investments..........     161,656     20,768      5,702
                                -----------  --------  ----------
INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS...  $  162,759   $ 22,898  $   7,602
                                -----------  --------  ----------
                                -----------  --------  ----------

--------------------------

* Period from May 23, 1997 (date deposits first received) to December 31, 1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                                   OCC ACCUMULATION
                                         MFS SERIES SUB-ACCOUNTS                  TRUST SUB-ACCOUNTS
                                ------------------------------------------   ----------------------------
                                EMERGING   TOTAL                  WORLD       GLOBAL              SMALL
                                GROWTH*    RETURN   UTILITIES  GOVERNMENTS    EQUITY   MANAGED     CAP
                                --------  --------  ---------  -----------   --------  --------  --------

INVESTMENT INCOME:
Dividends.....................  $    --   $     --  $      --  $    184      $  2,055  $ 3,094   $ 1,288

EXPENSES:
Mortality and expense risk....      481      2,021        295       264           775    4,070     3,063
                                --------  --------  ---------       ---      --------  --------  --------
    Net investment gain
      (loss)..................     (481 )   (2,021)      (295)      (80)        1,280     (976 )  (1,775)
                                --------  --------  ---------       ---      --------  --------  --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........       --         --         --        83        20,597    9,501     9,078
Net realized gain (loss) on
  share transactions..........      122       (284)       263       (97)         (194)   2,945       (91)
                                --------  --------  ---------       ---      --------  --------  --------
    Net realized gain
      (loss)..................      122       (284)       263       (14)       20,403   12,446     8,987
Net unrealized gain (loss)....   (3,444 )   47,191     11,922       389       (23,062)  66,834    61,025
                                --------  --------  ---------       ---      --------  --------  --------
    Net realized and
      unrealized gain (loss)
      on investments..........   (3,322 )   46,907     12,185       375        (2,659)  79,280    70,012
                                --------  --------  ---------       ---      --------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $(3,803 ) $ 44,886  $  11,890  $    295      $ (1,379) $78,304   $68,237
                                --------  --------  ---------       ---      --------  --------  --------
                                --------  --------  ---------       ---      --------  --------  --------

                                    TEMPLETON VARIABLE PRODUCTS
                                     SERIES FUND SUB-ACCOUNTS
                                -----------------------------------
                                  ASSET
                                ALLOCATION  INTERNATIONAL   STOCK
                                ----------  -------------  --------
INVESTMENT INCOME:
Dividends.....................  $  11,456   $     13,383   $  2,593
EXPENSES:
Mortality and expense risk....      3,943          6,215      2,545
                                ----------  -------------  --------
    Net investment gain
      (loss)..................      7,513          7,168         48
                                ----------  -------------  --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Capital distributions from
  portfolio sponsors..........     21,740          5,380     12,278
Net realized gain (loss) on
  share transactions..........       (155 )          577        (59)
                                ----------  -------------  --------
    Net realized gain
      (loss)..................     21,585          5,957     12,219
Net unrealized gain (loss)....     21,181         52,272      1,573
                                ----------  -------------  --------
    Net realized and
      unrealized gain (loss)
      on investments..........     42,766         58,229     13,792
                                ----------  -------------  --------
INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $  50,279   $     65,397   $ 13,840
                                ----------  -------------  --------
                                ----------  -------------  --------

--------------------------

* Period from May 23, 1997 (date deposits first received) to December 31, 1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                                    CIGNA VARIABLE
                                                                                    PRODUCTS GROUP
                                   AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS         SUB-ACCOUNTS
                                -----------------------------------------------  ---------------------
                                  CAPITAL    DIVERSIFIED                           MONEY
                                APPRECIATION   INCOME      GROWTH      VALUE       MARKET    S&P 500 *
                                -----------  ----------  ----------  ----------  ----------  ---------

OPERATIONS:
Net investment gain (loss)....  $    (4,284) $  (1,195 ) $      (12) $    9,225  $   24,479  $  6,918
Net realized gain.............       13,422         66       52,118      55,685      --         6,670
Net unrealized gain (loss)....       64,842     18,333      114,550     112,220      --        (6,932)
                                -----------  ----------  ----------  ----------  ----------  ---------
  Net increase from
    operations................       73,980     17,204      166,656     177,130      24,479     6,656
                                -----------  ----------  ----------  ----------  ----------  ---------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............      323,509     98,464      231,695     395,944      86,719    18,012
Participant transfers.........      604,094    185,371      947,946   1,300,232     251,392   401,552
Participant withdrawals.......      (92,701)   (33,075 )   (108,614)   (136,315)    (64,689)  (10,135)
                                -----------  ----------  ----------  ----------  ----------  ---------
  Net increase from
    participant
    transactions..............      834,902    250,760    1,071,027   1,559,861     273,422   409,429
                                -----------  ----------  ----------  ----------  ----------  ---------
    Total increase in net
      assets..................      908,882    267,964    1,237,683   1,736,991     297,901   416,085

NET ASSETS:
Beginning of period...........      300,215     79,943      396,937     400,047     183,119     --
                                -----------  ----------  ----------  ----------  ----------  ---------
End of period.................  $ 1,209,097  $ 347,907   $1,634,620  $2,137,038  $  481,020  $416,085
                                -----------  ----------  ----------  ----------  ----------  ---------
                                -----------  ----------  ----------  ----------  ----------  ---------

                                 FIDELITY
                                    VIP
                                 PORTFOLIO       FIDELITY VIP II
                                SUB-ACCOUNT   PORTFOLIO SUB-ACCOUNTS
                                -----------  ------------------------
                                  EQUITY-       ASSET      INVESTMENT
                                  INCOME       MANAGER     GRADE BOND
                                -----------  ------------  ----------
OPERATIONS:
Net investment gain (loss)....  $     1,103  $      2,130  $   1,900
Net realized gain.............       35,456         7,884         68
Net unrealized gain (loss)....      126,200        12,884      5,634
                                -----------  ------------  ----------
  Net increase from
    operations................      162,759        22,898      7,602
                                -----------  ------------  ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............      377,160        76,781     38,011
Participant transfers.........      734,832       167,578    185,522
Participant withdrawals.......     (105,591)      (12,875)   (14,963 )
                                -----------  ------------  ----------
  Net increase from
    participant
    transactions..............    1,006,401       231,484    208,570
                                -----------  ------------  ----------
    Total increase in net
      assets..................    1,169,160       254,382    216,172
NET ASSETS:
Beginning of period...........      298,186        68,048     40,821
                                -----------  ------------  ----------
End of period.................  $ 1,467,346  $    322,430  $ 256,993
                                -----------  ------------  ----------
                                -----------  ------------  ----------

--------------------------

* Period from May 23, 1997 (date deposits first received) to December 31, 1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIODS ENDED DECEMBER 31, 1997

                                                                                  OCC ACCUMULATION
                                         MFS SERIES SUB-ACCOUNTS                 TRUST SUB-ACCOUNTS
                                ------------------------------------------  -----------------------------
                                EMERGING   TOTAL                  WORLD      GLOBAL
                                GROWTH *   RETURN   UTILITIES  GOVERNMENTS   EQUITY   MANAGED   SMALL CAP
                                --------  --------  ---------  -----------  --------  --------  ---------

OPERATIONS:
Net investment gain (loss)....  $   (481) $ (2,021) $    (295) $      (80 ) $  1,280  $   (976) $  (1,775)
Net realized gain (loss)......       122      (284)       263         (14 )   20,403    12,446      8,987
Net unrealized gain (loss)....    (3,444)   47,191     11,922         389    (23,062)   66,834     61,025
                                --------  --------  ---------  -----------  --------  --------  ---------
  Net increase (decrease) from
    operations................    (3,803)   44,886     11,890         295     (1,379)   78,304     68,237
                                --------  --------  ---------  -----------  --------  --------  ---------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............    42,010    99,400     36,123      24,376     74,232   146,100    122,875
Participant transfers.........   542,788   247,244     41,549      18,935    376,844   561,866    414,959
Participant withdrawals.......    (6,856)  (26,686)    (7,388)     (4,737 )  (14,788)  (78,439)   (47,040)
                                --------  --------  ---------  -----------  --------  --------  ---------
  Net increase from
    participant
    transactions..............   577,942   319,958     70,284      38,574    436,288   629,527    490,794
                                --------  --------  ---------  -----------  --------  --------  ---------
    Total increase in net
      assets..................   574,139   364,844     82,174      38,869    434,909   707,831    559,031

NET ASSETS:
Beginning of period...........     --      126,098      5,819      10,041     16,055   242,604    170,376
                                --------  --------  ---------  -----------  --------  --------  ---------
End of period.................  $574,139  $490,942  $  87,993  $   48,910   $450,964  $950,435  $ 729,407
                                --------  --------  ---------  -----------  --------  --------  ---------
                                --------  --------  ---------  -----------  --------  --------  ---------

                                    TEMPLETON VARIABLE PRODUCTS
                                     SERIES FUND SUB-ACCOUNTS
                                -----------------------------------
                                  ASSET
                                ALLOCATION  INTERNATIONAL   STOCK
                                ----------  -------------  --------
OPERATIONS:
Net investment gain (loss)....  $    7,513  $       7,168  $     48
Net realized gain (loss)......      21,585          5,957    12,219
Net unrealized gain (loss)....      21,181         52,272     1,573
                                ----------  -------------  --------
  Net increase (decrease) from
    operations................      50,279         65,397    13,840
                                ----------  -------------  --------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium loads...............      39,996        323,144    93,184
Participant transfers.........     300,264        908,409   488,327
Participant withdrawals.......     (26,584)      (112,114)  (38,423)
                                ----------  -------------  --------
  Net increase from
    participant
    transactions..............     313,676      1,119,439   543,088
                                ----------  -------------  --------
    Total increase in net
      assets..................     363,955      1,184,836   556,928
NET ASSETS:
Beginning of period...........     312,377        373,559    91,496
                                ----------  -------------  --------
End of period.................  $  676,332  $   1,558,395  $648,424
                                ----------  -------------  --------
                                ----------  -------------  --------

--------------------------

* Period from May 23, 1997 (date deposits first received) to December 31, 1997

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS FIRST RECEIVED) TO
DECEMBER 31, 1996

                                                                                         CIGNA
                                                                                        VARIABLE
                                                                                        PRODUCTS
                                                                                         GROUP
                                     AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS        SUB-ACCOUNT
                                ----------------------------------------------------  ------------
                                  CAPITAL     DIVERSIFIED                                MONEY
                                APPRECIATION    INCOME       GROWTH        VALUE         MARKET
                                ------------  ----------  ------------  ------------  ------------
                                                 May 22,
Inception date................   May 6, 1996        1996  May 22, 1996   May 6, 1996  May 6, 1996

OPERATIONS:
Net investment gain (loss)....  $        (64) $    3,248  $        551  $      1,140  $     1,738
Net realized gain.............           379          11         9,692        15,930      --
Net unrealized gain (loss)....         2,251      (1,549)       (9,782)       (3,822)     --
                                ------------  ----------  ------------  ------------  ------------
  Net increase (decrease) from
    operations................         2,566       1,710           461        13,248        1,738
                                ------------  ----------  ------------  ------------  ------------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium load................       101,952       1,147       108,913        94,506       29,639
Participant transfers.........       207,039      80,113       292,966       306,773      162,260
Participant withdrawals.......       (11,342)     (3,027)       (5,403)      (14,480)     (10,518)
                                ------------  ----------  ------------  ------------  ------------
  Net increase from
    participant
    transactions..............       297,649      78,233       396,476       386,799      181,381
                                ------------  ----------  ------------  ------------  ------------
    Total increase in net
      assets..................       300,215      79,943       396,937       400,047      183,119

NET ASSETS:
Beginning of period...........       --           --           --            --           --
                                ------------  ----------  ------------  ------------  ------------
End of period.................  $    300,215  $   79,943  $    396,937  $    400,047  $   183,119
                                ------------  ----------  ------------  ------------  ------------
                                ------------  ----------  ------------  ------------  ------------


                                FIDELITY VIP
                                 PORTFOLIO        FIDELITY VIP II
                                SUB-ACCOUNT    PORTFOLIO SUB-ACCOUNTS
                                ------------  ------------------------
                                  EQUITY-        ASSET      INVESTMENT
                                   INCOME       MANAGER     GRADE BOND
                                ------------  ------------  ----------
                                                                May 6,
Inception date................   May 6, 1996  July 1, 1996        1996
OPERATIONS:
Net investment gain (loss)....  $       (322) $        (89) $      (32)
Net realized gain.............           350           344           4
Net unrealized gain (loss)....         5,635         1,319         (66)
                                ------------  ------------  ----------
  Net increase (decrease) from
    operations................         5,663         1,574         (94)
                                ------------  ------------  ----------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium load................        40,360        25,510         668
Participant transfers.........       260,509        42,284      41,527
Participant withdrawals.......        (8,346)       (1,320)     (1,280)
                                ------------  ------------  ----------
  Net increase from
    participant
    transactions..............       292,523        66,474      40,915
                                ------------  ------------  ----------
    Total increase in net
      assets..................       298,186        68,048      40,821
NET ASSETS:
Beginning of period...........       --            --           --
                                ------------  ------------  ----------
End of period.................  $    298,186  $     68,048  $   40,821
                                ------------  ------------  ----------
                                ------------  ------------  ----------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
FOR THE PERIOD FROM INCEPTION (DATE DEPOSITS FIRST RECEIVED) TO
DECEMBER 31, 1996

                                          MFS SERIES SUB-ACCOUNTS              OCC ACCUMULATION TRUST SUB-ACCOUNTS
                                -------------------------------------------  ----------------------------------------
                                   TOTAL                          WORLD         GLOBAL
                                   RETURN        UTILITIES     GOVERNMENTS      EQUITY       MANAGED      SMALL CAP
                                ------------  ---------------  ------------  ------------  ------------  ------------
Inception date................  May 28, 1996  August 19, 1996   May 6, 1996   May 6, 1996  May 28, 1996  May 21, 1996
OPERATIONS:
Net investment gain (loss)....  $      1,694  $           126  $        (13) $         32  $       (375) $       (281)
Net realized gain (loss)......           869              349       --                 92           174            26
Net unrealized gain...........           656                9            24           375        11,891         9,222
                                ------------  ---------------  ------------  ------------  ------------  ------------
    Net increase from
      operations..............         3,219              484            11           499        11,690         8,967
                                ------------  ---------------  ------------  ------------  ------------  ------------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium load................        42,659               64         2,843         1,678        31,531        16,598
Participant transfers.........        82,784            5,527         7,813        14,816       207,398       150,455
Participant withdrawals.......        (2,564)            (256)         (626)         (938)       (8,015)       (5,644)
                                ------------  ---------------  ------------  ------------  ------------  ------------
    Net increase from
      participant
      transactions............       122,879            5,335        10,030        15,556       230,914       161,409
                                ------------  ---------------  ------------  ------------  ------------  ------------
    Total increase in net
      assets..................       126,098            5,819        10,041        16,055       242,604       170,376
NET ASSETS:
Beginning of period...........       --             --              --            --            --            --
                                ------------  ---------------  ------------  ------------  ------------  ------------
End of period.................  $    126,098  $         5,819  $     10,041  $     16,055  $    242,604  $    170,376
                                ------------  ---------------  ------------  ------------  ------------  ------------
                                ------------  ---------------  ------------  ------------  ------------  ------------

                                       TEMPLETON VARIABLE PRODUCTS
                                        SERIES FUND SUB-ACCOUNTS
                                -----------------------------------------
                                   ASSET
                                 ALLOCATION   INTERNATIONAL     STOCK
                                ------------  -------------  ------------
Inception date................   May 6, 1996   May 21, 1996  May 22, 1996
OPERATIONS:
Net investment gain (loss)....  $       (244) $        (473) $       (121)
Net realized gain (loss)......           249            156           (25)
Net unrealized gain...........         8,859         22,647         4,870
                                ------------  -------------  ------------
    Net increase from
      operations..............         8,864         22,330         4,724
                                ------------  -------------  ------------
ACCUMULATION UNIT
  TRANSACTIONS:
Participant deposits, net of
  premium load................         8,075         60,621         8,496
Participant transfers.........       297,737        302,403        81,619
Participant withdrawals.......        (2,299)       (11,795)       (3,343)
                                ------------  -------------  ------------
    Net increase from
      participant
      transactions............       303,513        351,229        86,772
                                ------------  -------------  ------------
    Total increase in net
      assets..................       312,377        373,559        91,496
NET ASSETS:
Beginning of period...........       --            --             --
                                ------------  -------------  ------------
End of period.................  $    312,377  $     373,559  $     91,496
                                ------------  -------------  ------------
                                ------------  -------------  ------------

  The Notes to Financial Statements are an integral part of these statements.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

1.  ORGANIZATION

    CG Variable Life Insurance Separate Account II (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

    The assets of the Account are divided into variable sub-accounts each of which is invested in shares of one of nineteen portfolios (mutual funds) of seven diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:

    ALM VARIABLE INSURANCE FUNDS, INC.:--

       AIM V.I. Capital Appreciation Fund
       AIM V.I. Diversified Income Fund
       AIM V.I. Growth Fund
       AIM V.I. Value Fund

    CIGNA VARIABLE PRODUCTS GROUP:--

       CIGNA Variable Products Money Market Fund
       CIGNA Variable Products S&P 500 Index Fund

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND:--

       Equity-Income Portfolio

    FIDELITY VARIABLE INSURANCE PRODUCTS FUND II:--

       Asset Manager Portfolio
       Investment Grade Bond Portfolio

    MFS VARIABLE INSURANCE TRUST:--

       MFS Emerging Growth Series
       MFS Total Return Series
       MFS Utilities Series
       MFS World Governments Series

    OCC ACCUMULATION TRUST:--

       OCC Global Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

    TEMPLETON VARIABLE PRODUCTS SERIES FUND:--

       Templeton Asset Allocation Fund
       Templeton International Fund
       Templeton Stock Fund

    Effective January 1, 1998, CG Life sold its individual variable life insurance business to Lincoln National Corporation (Lincoln). Although CG Life will remain responsible for all policy terms and conditions, Lincoln will be servicing the individual life insurance contracts, including the payment of benefits, oversight of investment management and contract administration.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

2.  SIGNIFICANT ACCOUNTING POLICIES

    These financial statements have been prepared in conformity with generally accepted accounting principles. The following is a summary of significant accounting policies consistently followed in the preparation of the Account's financial statements.

    A. INVESTMENT VALUATION:--Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 1997. The change in the difference between cost and value is reflected as unrealized gain (loss) in the Statements of Operations.

    B. INVESTMENT TRANSACTIONS:--Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life.

    C. FEDERAL INCOME TAXES:--The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

3.  INVESTMENTS

    Total shares held and cost of investments as of December 31, 1997 were:

------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES      COST OF
SUB-ACCOUNT                                                                                  HELD     INVESTMENTS
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund.......................................................     55,591  $  1,142,005
AIM V.I. Diversified Income Fund.........................................................     30,816       331,123
AIM V.I. Growth Fund.....................................................................     82,432     1,529,852
AIM V.I. Value Fund......................................................................    102,594     2,028,640
CIGNA Variable Products Money Market Fund................................................    481,020       481,020
CIGNA Variable Products S&P 500 Index Fund...............................................     26,301       423,017
Fidelity Equity-Income Portfolio.........................................................     60,434     1,335,510
Fidelity Asset Manager Portfolio.........................................................     17,903       308,227
Fidelity Investment Grade Bond Portfolio.................................................     20,461       251,426
MFS Emerging Growth Series...............................................................     35,572       577,583
MFS Total Return Series..................................................................     29,521       443,095
MFS Utilities Series.....................................................................      4,891        76,062
MFS World Governments Series.............................................................      4,790        48,497
OCC Global Equity Portfolio..............................................................     31,492       473,651
OCC Managed Portfolio....................................................................     22,426       871,710
OCC Small Cap Portfolio..................................................................     27,660       659,160
Templeton Asset Allocation Fund..........................................................     30,261       646,291
Templeton International Fund.............................................................     77,225     1,483,476
Templeton Stock Fund.....................................................................     27,961       641,980
------------------------------------------------------------------------------------------------------------------

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

3.  INVESTMENTS (CONTINUED)
    Total purchases and sales of shares for each mutual fund, for the periods ended December 31, 1997, amounted to:

------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                                              PURCHASES       SALES
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund....................................................  $    938,353  $     95,802
AIM V.I. Diversified Income Fund......................................................       296,045        46,480
AIM V.I. Growth Fund..................................................................     1,178,641        55,883
AIM V.I. Value Fund...................................................................     1,823,079       199,869
CIGNA Variable Products Money Market Fund.............................................     1,681,342     1,383,441
CIGNA Variable Products S&P 500 Index Fund*...........................................       436,708        13,041
Fidelity Equity-Income Portfolio......................................................     1,188,392       146,068
Fidelity Asset Manager Portfolio......................................................       260,651        19,296
Fidelity Investment Grade Bond Portfolio..............................................       226,198        15,727
MFS Emerging Growth Series*...........................................................       594,744        17,283
MFS Total Return Series...............................................................       409,082        91,145
MFS Utilities Series..................................................................        95,458        25,469
MFS World Governments Series..........................................................        52,425        13,848
OCC Global Equity Portfolio...........................................................       469,641        11,476
OCC Managed Portfolio.................................................................       764,273       126,221
OCC Small Cap Portfolio...............................................................       530,690        32,593
Templeton Asset Allocation Fund.......................................................       392,799        49,871
Templeton International Fund..........................................................     1,241,071       109,084
Templeton Stock Fund..................................................................       622,976        67,563
------------------------------------------------------------------------------------------------------------------

* Period from May 23, 1997 (date deposits first received) to December 31, 1997.

4.  CHARGES AND DEDUCTIONS

    CG Life charges each variable sub-account, for mortality and expense risks, a daily deduction, equivalent to .80% per year during the first twelve policy years and .55% per year thereafter. The mortality and expense risk charges for each sub-account are reported on the Statements of Operations.

    CG Life deducts a premium load of 5% of each premium payment to cover state taxes and Federal income tax liabilities.

    CG Life charges a monthly administrative fee of $15 in the first policy year and $5 in subsequent policy years. This charge is for items such as premium billing and collection, policy value calculation, confirmations and periodic reports.

    CG Life charges a monthly deduction for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, risk classification, gender classification (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charge are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $25 for transfers between sub-accounts. For the periods ended December 31, 1997, no transfer fees were deducted from the variable sub-accounts.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

4.  CHARGES AND DEDUCTIONS (CONTINUED)
    The fees charged by CG Life for premium loads (deducted from premium payments), administrative fees and the amount deducted for the cost of insurance, both of which are included in participant withdrawals, for variable sub-accounts for the periods ended December 31, 1997, amounted to:

------------------------------------------------------------------------------------------------------------------
                                                                                                         COSTS OF
                                                                                PREMIUM   ADMINISTRATIVE INSURANCE
SUB-ACCOUNT                                                                      LOADS        FEES      DEDUCTION
------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund...........................................  $  17,018   $    9,839   $   82,848
AIM V.I. Diversified Income Fund.............................................      5,184        2,222       28,719
AIM V.I. Growth Fund.........................................................     12,199        7,817      100,399
AIM V.I. Value Fund..........................................................     20,825       11,605      124,747
CIGNA Variable Products Money Market Fund....................................      4,568        3,142       60,840
CIGNA Variable Products S&P 500 Index Fund*..................................        948          325        9,795
Fidelity Equity-Income Portfolio.............................................     19,471        6,960       98,609
Fidelity Asset Manager Portfolio.............................................      4,050          761        9,842
Fidelity Investment Grade Bond Portfolio.....................................      2,001        1,246       13,717
MFS Emerging Growth Series*..................................................      2,211          294        6,561
MFS Total Return Series......................................................      5,224        2,634       24,045
MFS Utilities Series.........................................................      1,510          865        6,529
MFS World Governments Series.................................................      1,285          753        3,978
OCC Global Equity Portfolio..................................................      3,910        1,376       13,390
OCC Managed Portfolio........................................................      7,287        5,049       69,262
OCC Small Cap Portfolio......................................................      6,469        3,184       42,648
Templeton Asset Allocation Fund..............................................      2,103        1,492       23,789
Templeton International Fund.................................................     16,998        8,442      101,638
Templeton Stock Fund.........................................................      4,535        3,933       34,482
------------------------------------------------------------------------------------------------------------------

* Period from May 23, 1997 (date deposits first received) to December 31, 1997.

    CG Life, upon full surrender of a policy, may charge a surrender charge. This charge is in part a deferred sales charge and in part a recovery of certain first year administrative costs. The amount of the surrender charge, if any, will depend on the amount of the death benefit, the amount of premium payments made during the first two policy years and the age of the policy. In no event will the surrender charge exceed the maximum allowed by state or Federal law. No surrender charge is imposed on a partial surrender, but an administrative fee of $25 is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are taken. Full surrender charges and partial surrender administrative charges paid to CG Life, attributable to the variable sub-accounts, for the periods ended December 31, 1997, amounted to $6,980.

5.  DISTRIBUTION OF NET INCOME

    The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to other fixed or variable sub-accounts.

CG VARIABLE LIFE INSURANCE SEPARATE ACCOUNT II
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
DECEMBER 31, 1997
--------------------------------------------------------------------------------

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Variable Life Insurance Separate Account II

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation Fund, AIM V.I. Diversified Income Fund, AIM V.I. Growth Fund, AIM V.I. Value Fund; CIGNA Variable Products Group--CIGNA Variable Products Money Market Fund, CIGNA Variable Products S&P 500 Index Fund; Fidelity Variable Insurance Products Fund--Equity-Income Portfolio; Fidelity Variable Insurance Products Fund II--Asset Manager Portfolio, Investment Grade Bond Portfolio; MFS Variable Insurance Trust--MFS Emerging Growth Series, MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; OCC Accumulation Trust--OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio; Templeton Variable Products Series Fund--Templeton Asset Allocation Fund, Templeton International Fund, Templeton Stock Fund (constituting the CG Variable Life Insurance Separate Account II, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998

    The mutual fund Annual reports are incorporated herein by reference. Each of them has been electronically filed with the Securities and Exchange Commission in connection with the named entity's status as a registered investment company under the Investment Company Act of 1940:

1. AIM Variable Insurance Funds, Inc. Annual Report, December 31, 1997, consisting of 55 unnumbered pages. Filed: March 3, 1998, Form Type N-30-D, Registration Statement 811-7452.

2. CIGNA Variable Products Group
    2(a) Money Market Fund Annual Report, December 31, 1997, consisting of 10 partially numbered pages.
    2(b) S&P 500 Index Fund Annual Report, December 31, 1997, consisting of 17 partially numbered pages.
 Filed: March 6, 1998, Form Type N-30B-2, Registration Statement 811-5480.

3. Variable Insurance Products Fund: Equity-Income Portfolio Annual Report, December 31, 1997, consisting of 20 partially numbered pages. Filed February 23, 1998, Form Type N-30D, Registration Statement 811-3329.

4. Variable Insurance Products Fund II
    4(a) Asset Manager Portfolio Annual Report, December 31, 1997, consisting of 28 partially numbered pages.
    4(b) Investment Grade Bond Portfolio Annual Report, December 31, 1997, consisting of 18 partially numbered pages.
 Filed February 23, 1998, Form Type N-30D, Registration Statement 811-5511.

5. MFS-Registered Trademark- Variable Insurance Trust
    5(a) MFS-Registered Trademark- Emerging Growth Series Annual Report, December 31, 1997, consisting of 20 partially numbered pages.
    5(b) MFS-Registered Trademark- Total Return Series Annual Report, December 31, 1997, consisting of 22 partially numbered pages.
    5(c) MFS-Registered Trademark- Utilities Series Annual Report, December 31, 1997, consisting of 20 partially numbered pages.
    5(d) MFS-Registered Trademark- World Governments Series Annual Report, December 31, 1997, consisting of 18 partially numbered pages.
 Filed March 5, 1998, Form Type N-30D, Registration Statement 811-8326

6. OCC Accumulation Trust
    6(a) Global Equity Portfolio Annual Report, December 31, 1997, consisting of 21 unnumbered pages.
    6(b) Managed Portfolio Annual Report, December 31, 1997, consisting of 14 unnumbered pages.
    6(c) Small Cap Portfolio Annual Report, December 31, 1997, consisting of 15 unnumbered pages.
 Filed February 26, 1998, Form Type N-30D, Registration Statement 811-8512.

7. Templeton Variable Product Series Fund Annual Report, December 31, 1997, consisting of 62 partially numbered pages. Filed March 5, 1998, Form Type N-30D, Registration Statement 811-5479.

THIS REPORT MAY BE DISTRIBUTED ONLY TO CURRENT CONTRACT HOLDERS OR TO PERSONS WHO HAVE RECEIVED A CURRENT VUL-I VARIABLE LIFE PROSPECTUS.

















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                                                        CIGNA Financial Advisors
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